Financial risk management - Disclosure Of Estimated Changes In Interest Rates (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase Decrease In 25 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	S/ 3,489	S/ 5,331
Sensitivity of other net comprehensive income	98,418	14,381
Increase Decrease In 50 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	6,977	10,662
Sensitivity of other net comprehensive income	197,039	34,822
Increase Decrease In 50 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	17,240	19,032
Sensitivity of other net comprehensive income	436,439	115,524
Increase Decrease In 75 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	10,464	15,994
Sensitivity of other net comprehensive income	296,072	61,365
Increase Decrease In 75 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	25,857	28,549
Sensitivity of other net comprehensive income	655,985	191,921
Increase Decrease In 100 BPS In Intrest Rate [Member] | US Dollar [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	13,950	21,325
Sensitivity of other net comprehensive income	395,726	94,077
Increase Decrease In 100 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	34,473	38,065
Sensitivity of other net comprehensive income	876,509	280,145
Increase Decrease In 150 BPS In Intrest Rate [Member] | Sol [Member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	51,700	57,097
Sensitivity of other net comprehensive income	S/ 1,322,800	S/ 493,870